Fair Value, Option, Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage banking noninterest income [Member] | Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 8,240	$ 6,084	$ 6,512
Mortgage banking noninterest income [Member] | Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgage banking noninterest income [Member] | Loans Receivable [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	13	55
Mortgage banking noninterest income [Member] | Long-term debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	(11)	(48)
Mortgage banking noninterest income [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other noninterest income [Member] | Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1	0	0
Other noninterest income [Member] | Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	21	32	24
Other noninterest income [Member] | Loans Receivable [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	63	80	0
Other noninterest income [Member] | Long-term debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(27)	0	0
Other noninterest income [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	34	0	0
Net gains (losses) from trading activities [Member] | Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Loans Receivable [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Long-term debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ (42)	$ (25)	$ (13)